EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) - Share	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	40,956,214	35,981,579	19,358,913
Weighted average remaining contractual (in yrs.)	8 years	8 years 7 months 6 days	8 years 7 months 6 days
Up to 2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	40,276,214	28,888,767	11,676,900
Weighted average remaining contractual (in yrs.)	8 years	9 years 3 months 18 days	9 years 10 months 24 days
2.01-5.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	630,000	5,866,532	6,341,033
Weighted average remaining contractual (in yrs.)	5 years 2 months 12 days	6 years 3 months 18 days	7 years 3 months 18 days
5.01-10.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	50,000	707,600	822,300
Weighted average remaining contractual (in yrs.)	2 months 12 days	3 years 1 month 6 days	3 years 10 months 24 days
10.01-20.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	0	518,680	518,680
Weighted average remaining contractual (in yrs.)		1 year 10 months 24 days	3 years 2 months 12 days